Accruals and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Accruals and Other Current Liabilities
Accruals and Other Current Liabilities

15. Accruals and Other Current Liabilities

Accruals and other current liabilities consist of the following:

	As of December 31,
	2023	2024
Payables for purchase of property, plant and equipment	2,667,165	2,194,389
Salaries and benefits payable	2,204,050	1,739,141
Tax payable	1,657,471	2,426,297
Payables for research and development expenses	1,371,125	1,091,142
Payables for logistics expenses	794,512	639,890
Accrued costs of purchase commitments relating to inventory and technical authorization fee	600,778	1,130,994
Payables for marketing and promotional expenses	415,474	652,140
Accrued warranty, current	236,699	518,441
Deposits from vendors	67,035	114,790
Advances from customers	81,925	8,485
Other payables	1,118,392	1,881,613
Total	11,214,626	12,397,322